TAXATION - Tax loss carryforward (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Tax loss carryforward
Deferred tax assets.	$ 7,312,964	$ 4,011,374	$ 3,278,370
Minimum amount of presumed income tax	400,000
Tax Loss-Carry Forward
Tax loss carryforward
Tax-Loss Carry forward	70,550,613
Deferred tax assets.	16,701,783
Tax Loss-Carry Forward | Argentina | 2018
Tax loss carryforward
Tax-Loss Carry forward	57,812
Deferred tax assets.	17,344
Tax Loss-Carry Forward | Argentina | 2019
Tax loss carryforward
Tax-Loss Carry forward	61,535
Deferred tax assets.	15,384
Tax Loss-Carry Forward | Argentina | 2020
Tax loss carryforward
Tax-Loss Carry forward	396,746
Deferred tax assets.	99,187
Tax Loss-Carry Forward | Argentina | 2021
Tax loss carryforward
Tax-Loss Carry forward	2,017,350
Deferred tax assets.	584,306
Tax Loss-Carry Forward | Argentina | 2022
Tax loss carryforward
Tax-Loss Carry forward	1,330,799
Deferred tax assets.	365,283
Tax Loss-Carry Forward | Argentina | 2023
Tax loss carryforward
Tax-Loss Carry forward	11,457,538
Deferred tax assets.	3,782,248
Tax Loss-Carry Forward | United States of America | 2020.
Tax loss carryforward
Tax-Loss Carry forward	223,999
Deferred tax assets.	47,040
Tax Loss-Carry Forward | United States of America | 2021.
Tax loss carryforward
Tax-Loss Carry forward	511,839
Deferred tax assets.	107,486
Tax Loss-Carry Forward | United States of America | 2022.
Tax loss carryforward
Tax-Loss Carry forward	1,072,159
Deferred tax assets.	225,154
Tax Loss-Carry Forward | United States of America | 2023.
Tax loss carryforward
Tax-Loss Carry forward	51,574,868
Deferred tax assets.	10,830,722
Tax Loss-Carry Forward | Brazil | 2023
Tax loss carryforward
Tax-Loss Carry forward	1,845,968
Deferred tax assets.	$ 627,629